Fair Value (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value [Abstract]
Fair Value Measurements - Recurring Basis Summary
Table 52: Fair Value Measurements – Recurring Basis Summary

	December 31, 2019				December 31, 2018
In millions	Level 1	Level 2	Level 3	Total Fair Value	Level 1	Level 2	Level 3	Total Fair Value
Assets
Residential mortgage loans held for sale		$817	$2	$819		$493	$2	$495
Commercial mortgage loans held for sale		182	64	246		309	87	396
Securities available for sale
U.S. Treasury and government agencies	$16,236	280		16,516	$17,753	347		18,100
Residential mortgage-backed
Agency		36,321		36,321		28,993		28,993
Non-agency		73	1,741	1,814		83	2,128	2,211
Commercial mortgage-backed
Agency		3,118		3,118		2,577		2,577
Non-agency		3,372		3,372		2,657		2,657
Asset-backed		4,874	240	5,114		4,698	274	4,972
Other		2,834	74	2,908		3,795	84	3,879
Total securities available for sale	16,236	50,872	2,055	69,163	17,753	43,150	2,486	63,389
Loans		442	300	742		510	272	782
Equity investments (a)	855		1,276	2,421	751		1,255	2,209
Residential mortgage servicing rights			995	995			1,257	1,257
Commercial mortgage servicing rights			649	649			726	726
Trading securities (b)	433	2,787		3,220	2,137	1,777	2	3,916
Financial derivatives (b) (c)		3,448	54	3,502	3	2,053	25	2,081
Other assets	339	131		470	291	157	45	493
Total assets (d)	$17,863	$58,679	$5,395	$82,227	$20,935	$48,449	$6,157	$75,744
Liabilities
Other borrowed funds	$385	$126	$7	$518	$868	$132	$7	$1,007
Financial derivatives (c) (e)		1,819	200	2,019	1	2,021	268	2,290
Other liabilities			137	137			58	58
Total liabilities (f)	$385	$1,945	$344	$2,674	$869	$2,153	$333	$3,355

(a)	Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

(b)	Included in Other assets on the Consolidated Balance Sheet.

(c)
Amounts at December 31, 2019 and 2018 are presented gross and are not reduced by the impact of legally enforceable master netting agreements that allow us to net positive and negative positions and cash collateral held or placed with the same counterparty. See Note 14 Financial Derivatives for additional information related to derivative offsetting.

(d)
Total assets at fair value as a percentage of total consolidated assets was 20% at both December 31, 2019 and 2018. Level 3 assets as a percentage of total assets at fair value was 7% and 8% as of December 31, 2019 and 2018, respectively. Level 3 assets as a percentage of total consolidated assets was 1% and 2% as of December 31, 2019 and 2018, respectively.

(e)	Included in Other liabilities on the Consolidated Balance Sheet.

(f)
Total liabilities at fair value as a percentage of total consolidated liabilities was 1% at both December 31, 2019 and 2018. Level 3 liabilities as a percentage of total liabilities at fair value was 13% and 10% as of December 31, 2019 and 2018, respectively. Level 3 liabilities as a percentage of total consolidated liabilities was less than 1% at both December 31, 2019 and 2018.

Reconciliation of Level 3 Assets and Liabilities	Reconciliations of assets and liabilities measured at fair value on a recurring basis using Level 3 inputs for 2019 and 2018 follow
Table 53: Reconciliation of Level 3 Assets and Liabilities

Year Ended December 31, 2019

		Total realized / unrealized gains or losses for the period (a)											Unrealized gains / losses on assets and liabilities held on Consolidated Balance Sheet at December 31, 2019 (a) (b)
Level 3 Instruments Only In millions	Fair Value Dec. 31, 2018	Included in Earnings		Included in Other comprehensive income	Purchases	Sales	Issuances	Settlements	Transfers into Level 3	Transfers out of Level 3		Fair Value Dec. 31, 2019
Assets
Residential mortgage loans held for sale	$2				$5	$(2)		$(2)	$16	$(17)	(c)	$2
Commercial mortgage loans held for sale	87	$1						(24)				64	$1
Securities available for sale
Residential mortgage- backed non-agency	2,128	73		$15				(475)				1,741
Asset-backed	274	6		3				(43)				240
Other	84	1		(6)	9	(3)		(11)				74
Total securities available for sale	2,486	80		12	9	(3)		(529)				2,055
Loans	272	13			142	(42)		(54)		(31)	(c)	300	7
Equity investments	1,255	262			374	(615)						1,276	57
Residential mortgage servicing rights	1,257	(250)			114		$36	(162)				995	(235)
Commercial mortgage servicing rights	726	(87)			103		53	(146)				649	(87)
Trading securities	2							(2)
Financial derivatives	25	70			22			(63)				54	94
Other assets	45							(45)
Total assets	$6,157	$89		$12	$769	$(662)	$89	$(1,027)	$16	$(48)		$5,395	$(163)
Liabilities
Other borrowed funds	$7						$52	$(52)				$7
Financial derivatives	268	$101				$10		(179)				200	$112
Other liabilities	58	68			$16	2	81	(88)				137	49
Total liabilities	$333	$169			$16	$12	$133	$(319)				$344	$161
Net gains (losses)		$(80)	(d)										$(324)	(e)
Year Ended December 31, 2018

		Total realized / unrealized gains or losses for the period (a)											Unrealized gains / losses on assets and liabilities held on Consolidated Balance Sheet at December 31, 2018 (a) (b)
Level 3 Instruments Only In millions	Fair Value Dec. 31, 2017	Included in Earnings	Included in Other comprehensive income		Purchases	Sales	Issuances	Settlements	Transfers into Level 3	Transfers out of Level 3		Fair Value Dec. 31, 2018
Assets
Residential mortgage loans held for sale	$3				$4	$(3)			$14	$(16)	(c)	$2
Commercial mortgage loans held for sale	107							$(20)				87	$1
Securities available for sale
Residential mortgage- backed non-agency	2,661	$53		$(24)				(562)				2,128
Asset-backed	332	5		(7)				(56)				274
Other	87	5		6	7			(16)		(5)		84
Total securities available for sale	3,080	63		(25)	7			(634)		(5)		2,486
Loans	298	13			102	(25)		(74)	10	(52)	(c)	272	2
Equity investments	1,036	204			411	(396)						1,255	110
Residential mortgage servicing rights	1,164	90			129		$44	(170)				1,257	83
Commercial mortgage servicing rights	668	51			93		57	(143)				726	51
Trading securities	2											2
Financial derivatives	10	59			4			(48)				25	47
Other assets	107	(14)						(48)				45	(14)
Total assets	$6,475	$466		$(25)	$750	$(424)	$101	$(1,137)	$24	$(73)		$6,157	$280
Liabilities
Other borrowed funds	$11						$64	$(68)				$7
Financial derivatives	487	$(53)				$12		(178)				268	$(42)
Other liabilities	33	15			$12		103	(105)				58	13
Total liabilities	$531	$(38)			$12	$12	$167	$(351)				$333	$(29)
Net gains (losses)		$504	(d)										$309	(e)

(a)	Losses for assets are bracketed while losses for liabilities are not.

(b)
The amount of the total gains or losses for the period included in earnings that is attributable to the change in unrealized gains or losses related to those assets and liabilities held at the end of the reporting period.

(c)
Residential mortgage loan transfers out of Level 3 are primarily driven by residential mortgage loans transferring to OREO as well as reclassification of mortgage loans held for sale to held for investment.

(d)
Net gains (losses) realized and unrealized included in earnings related to Level 3 assets and liabilities included amortization and accretion. The amortization and accretion amounts were included in Interest income on the Consolidated Income Statement and the remaining net gains (losses) realized and unrealized were included in Noninterest income on the Consolidated Income Statement.

(e)	Net unrealized gains (losses) related to assets and liabilities held at the end of the reporting period were included in Noninterest income on the Consolidated Income Statement.

Fair Value Measurements - Recurring Quantitative Information
Quantitative information about the significant unobservable inputs within Level 3 recurring assets and liabilities follows.
Table 54: Fair Value Measurements – Recurring Quantitative Information
December 31, 2019

Level 3 Instruments Only Dollars in millions	Fair Value	Valuation Techniques	Unobservable Inputs	Range (Weighted Average)
Commercial mortgage loans held for sale	$64	Discounted cash flow	Spread over the benchmark curve (a)	530bps - 2,935bps (1,889bps)
Residential mortgage-backed non-agency securities	1,741	Priced by a third-party vendor using a discounted cash flow pricing model	Constant prepayment rate	1.0% - 36.2% (9.9%)
			Constant default rate	0.0% - 14.1% (4.3%)
			Loss severity	26.6% - 95.7% (51.9%)
			Spread over the benchmark curve (a)	188bps weighted-average
Asset-backed securities	240	Priced by a third-party vendor using a discounted cash flow pricing model	Constant prepayment rate	1.0% - 22.0% (7.5%)
			Constant default rate	1.0% - 7.2% (3.4%)
			Loss severity	30.0% - 100.0% (57.6%)
			Spread over the benchmark curve (a)	215bps weighted-average
Loans	184	Consensus pricing (b)	Cumulative default rate	3.6% - 100.0% (76.7%)
			Loss severity	0.0% - 100.0% (14.5%)
			Discount rate	5.0% - 8.0% (5.2%)
	72	Discounted cash flow	Loss severity	8.0% weighted-average
			Discount rate	4.8% weighted-average
	44	Consensus pricing (b)	Credit and Liquidity discount	0.0% - 99.0% (63.4%)
Equity investments	1,276	Multiple of adjusted earnings	Multiple of earnings	5.0x - 16.5x (8.5x)
Residential mortgage servicing rights	995	Discounted cash flow	Constant prepayment rate	0.0% - 53.8% (13.5%)
			Spread over the benchmark curve (a)	320bps - 1,435bps (769bps)
Commercial mortgage servicing rights	649	Discounted cash flow	Constant prepayment rate	3.5% - 18.1% (4.6%)
			Discount rate	5.6% - 8.1% (7.9%)
Financial derivatives - Swaps related to sales of certain Visa Class B common shares	(176)	Discounted cash flow	Estimated conversion factor of Visa Class B shares into Class A shares	162.3% weighted-average
			Estimated annual growth rate of Visa Class A share price	16.0%
			Estimated length of litigation resolution date	Q1 2021
Insignificant Level 3 assets, net of liabilities (c)	(38)
Total Level 3 assets, net of liabilities (d)	$5,051
December 31, 2018

Level 3 Instruments Only Dollars in millions	Fair Value	Valuation Techniques	Unobservable Inputs	Range (Weighted Average)
Commercial mortgage loans held for sale	$87	Discounted cash flow	Spread over the benchmark curve (a)	535bps - 1,900bps (1,217bps)
Residential mortgage-backed non-agency securities	2,128	Priced by a third-party vendor using a discounted cash flow pricing model	Constant prepayment rate	1.0% - 33.0% (11.8%)
			Constant default rate	0.0% - 18.8% (5.1%)
			Loss severity	10.0% - 100.0% (50.8%)
			Spread over the benchmark curve (a)	216bps weighted-average
Asset-backed securities	274	Priced by a third-party vendor using a discounted cash flow pricing model	Constant prepayment rate	1.0% - 19.0% (8.5%)
			Constant default rate	1.0% - 18.5% (4.0%)
			Loss severity	15.0% - 100.0% (63.8%)
			Spread over the benchmark curve (a)	198bps weighted-average
Loans	129	Consensus pricing (b)	Cumulative default rate	11.0% - 100.0% (81.8%)
			Loss severity	0.0% - 100.0% (17.2%)
			Discount rate	5.5% - 8.3% (5.8%)
	90	Discounted cash flow	Loss severity	8.0% weighted-average
			Discount rate	5.8% weighted-average
	53	Consensus pricing (b)	Credit and Liquidity discount	0.0% - 99.0% (61.3%)
Equity investments	1,255	Multiple of adjusted earnings	Multiple of earnings	4.5x - 16.0x (8.4x)
Residential mortgage servicing rights	1,257	Discounted cash flow	Constant prepayment rate	0.0% - 54.5% (8.7%)
			Spread over the benchmark curve (a)	492bps - 1,455bps (806bps)
Commercial mortgage servicing rights	726	Discounted cash flow	Constant prepayment rate	4.6% - 14.7% (5.7%)
			Discount rate	6.9% - 8.5% (8.4%)
Financial derivatives - Swaps related to sales of certain Visa Class B common shares	(210)	Discounted cash flow	Estimated conversion factor of Visa Class B shares into Class A shares	163.0% weighted-average
			Estimated annual growth rate of Visa Class A share price	16.0%
			Estimated length of litigation resolution date	Q4 2020
Insignificant Level 3 assets, net of liabilities (c)	35
Total Level 3 assets, net of liabilities (d)	$5,824

(a)	The assumed yield spread over the benchmark curve for each instrument is generally intended to incorporate non-interest-rate risks, such as credit and liquidity risks.

(b)	Consensus pricing refers to fair value estimates that are generally internally developed using information such as dealer quotes or other third-party provided valuations or comparable asset prices.

(c)
Represents the aggregate amount of Level 3 assets and liabilities measured at fair value on a recurring basis that are individually and in the aggregate insignificant. The amount includes certain financial derivative assets and liabilities, trading securities, other securities, residential mortgage loans held for sale, other assets, other borrowed funds and other liabilities.

(d)
Consisted of total Level 3 assets of $5.4 billion and total Level 3 liabilities of $.3 billion as of December 31, 2019 and $6.1 billion and $.3 billion as of December 31, 2018, respectively.

Fair Value Measurements - Nonrecurring
Table 55: Fair Value Measurements – Nonrecurring (a) (b) (c)

Year ended December 31 In millions	Fair Value		Gains (Losses)
	2019	2018	2019	2018	2017
Assets
Nonaccrual loans	$136	$128	$(76)	$(28)	$(8)
OREO and foreclosed assets	57	59	(5)	(7)	(10)
Long-lived assets	5	11	(3)	(4)	(168)
Total assets	$198	$198	$(84)	$(39)	$(186)

(a)	All Level 3 for the periods presented.

(b)	Valuation techniques applied were fair value of property or collateral.
(c)
Unobservable inputs used were appraised value/sales price, broker opinions or projected income/required improvement costs. Additional quantitative information was not meaningful for the periods presented.

Fair Value Option - Fair Value and Principal Balances
Table 56: Fair Value Option – Fair Value and Principal Balances

	December 31, 2019			December 31, 2018
In millions	Fair Value	Aggregate Unpaid Principal Balance	Difference	Fair Value	Aggregate Unpaid Principal Balance	Difference
Assets
Residential mortgage loans held for sale
Performing loans	$813	$792	$21	$489	$472	$17
Accruing loans 90 days or more past due	2	2		2	2
Nonaccrual loans	4	4		4	4
Total	$819	$798	$21	$495	$478	$17
Commercial mortgage loans held for sale (a)
Performing loans	$245	$263	$(18)	$396	$411	$(15)
Nonaccrual loans	1	2	(1)
Total	$246	$265	$(19)	$396	$411	$(15)
Residential mortgage loans
Performing loans	$291	$304	$(13)	$279	$298	$(19)
Accruing loans 90 days or more past due	285	296	(11)	321	329	(8)
Nonaccrual loans	166	265	(99)	182	292	(110)
Total	$742	$865	$(123)	$782	$919	$(137)
Other assets	$132	$125	$7	$156	$176	$(20)
Liabilities
Other borrowed funds	$63	$64	$(1)	$64	$65	$(1)
(a)
There were no accruing loans 90 days or more past due within this category at December 31, 2019 or December 31, 2018.

Fair Value Option - Changes in Fair Value
Table 57: Fair Value Option – Changes in Fair Value (a)

Year ended December 31 In millions	Gains (Losses)
	2019	2018	2017
Assets
Residential mortgage loans held for sale	$84	$38	$121
Commercial mortgage loans held for sale	$61	$67	$87
Residential mortgage loans	$23	$24	$27
Other assets	$40	$(40)	$60
(a)
The impact on earnings of offsetting hedged items or hedging instruments is not reflected in these amounts.

Additional Fair Value Information Related to Other Financial Instruments
Table 58: Additional Fair Value Information Related to Other Financial Instruments

In millions	Carrying Amount	Fair Value
		Total	Level 1	Level 2	Level 3
December 31, 2019
Assets
Cash and due from banks	$5,061	$5,061	$5,061
Interest-earning deposits with banks	23,413	23,413		$23,413
Securities held to maturity	17,661	18,044	832	17,039	$173
Net loans (excludes leases)	229,205	232,670			232,670
Other assets	5,700	5,700		5,692	8
Total assets	$281,040	$284,888	$5,893	$46,144	$232,851
Liabilities
Time deposits	$21,663	$21,425		$21,425
Borrowed funds	59,745	60,399		58,622	$1,777
Unfunded loan commitments and letters of credit	318	318			318
Other liabilities	506	506		506
Total liabilities	$82,232	$82,648		$80,553	$2,095
December 31, 2018
Assets
Cash and due from banks	$5,608	$5,608	$5,608
Interest-earning deposits with banks	10,893	10,893		$10,893
Securities held to maturity	19,312	19,019	763	18,112	$144
Net loans (excludes leases)	215,525	216,492			216,492
Other assets	11,065	11,065		11,060	5
Total assets	$262,403	$263,077	$6,371	$40,065	$216,641
Liabilities
Time deposits	$18,507	$18,246		$18,246
Borrowed funds	56,412	56,657		54,872	$1,785
Unfunded loan commitments and letters of credit	285	285			285
Other liabilities	393	393		393
Total liabilities	$75,597	$75,581		$73,511	$2,070